Additional Notes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Future Minimum Payments
The future minimum payments under
non-terminable
leases of low value assets, contracts for insurances and other services as of December 31, 2019 are shown in the table below.

in 000’ €	Leases of Low Value Assets	Other	Total
Up to One Year	59	1,235	1,294
Between One and Five Years	41	297	338
More than Five Years	0	0	0

Total	100	1,532	1,632

Additionally, the future payments shown in the table below may become due for outsourced studies after December 31, 2019. These amounts could be shifted or substantially lower due to changes in the study timeline or premature study termination.

in million €	Total 2019
Up to One Year	64.4
Between One and Five Years	100.3
More than Five Years	0.0

Total	164.7